MFS INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                  617-954-5000



                                        January 2, 2002

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

     Re: MFS(R)Series Trust IV (the "Trust") (File Nos. 2-54607 and 811-2594) on behalf of MFS(R)Money Market Fund ("MMM"), MFS(R)Government Money Market Fund ("MMG"), MFS(R)Municipal Bond Fund and ("MMB") MFS(R)Mid Cap Growth Fund ("OTC") (the "Funds")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 36 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on December 28, 2001.

     Please call the undersigned or Brett Miguel at (617) 954-5000 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,




                                        HEATHER R. GIROLAMO
                                        Heather R. Girolamo
                                        Associate Counsel

HRG/bjn